Leases - Summary of Detailed Information About Carrying Amounts of Lease Liabilities and Movements During Year (Detail) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2024 CNY (¥)	Dec. 31, 2024 USD ($)	Dec. 31, 2023 CNY (¥)	Dec. 31, 2022 CNY (¥)	Dec. 31, 2024 USD ($)
Disclosure Of Quantitative Information About Lease Liabilities [Line Items]
Beginning balance	¥ 49,281
Accretion of interest	1,714	$ 239	¥ 1,969	¥ 1,547
Payments	(40,038)	(5,581)	(41,104)	(24,597)
Ending balance	63,231	8,814	49,281
Current	32,973		33,272		$ 4,596
Non- current	30,258		16,009		4,218
Total	63,231		49,281		8,814
Increase (decrease) due to changes in accounting policy [member]
Disclosure Of Quantitative Information About Lease Liabilities [Line Items]
Beginning balance	49,281	6,869	59,641
Additions	55,348	7,715	32,084
Accretion of interest	1,714	239	1,969
Payments	(41,752)	(5,820)	(43,073)
Termination	(1,353)	(188)	(1,382)
Translation difference	(7)	(1)	42
Ending balance	63,231	$ 8,814	49,281	59,641
Total	¥ 63,231		¥ 49,281	¥ 59,641	$ 8,814